Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares		Treasury stocks CNY (¥) shares	Shares to be issued CNY (¥)	Statutory reserves CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Non-controlling interests CNY (¥)	Tre CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2019		¥ 9,664				¥ 12,059	¥ 152,803				¥ 174,526
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	19,400,000
Conversion of convertible notes and rights		¥ 4,038									4,038
Conversion of convertible notes and rights (in Shares) | shares	[1]	63,250
Issuance of Class A ordinary shares for underwriting fee payables		¥ 14,131									14,131
Issuance of Class A ordinary shares for underwriting fee payables (in Shares) | shares	[1]	402,983
Contingent consideration-earn-out liability from SPAC Transaction		¥ (266,828)									(266,828)
Effect of reverse merger recapitalization		¥ (51,067)									(51,067)
Effect of reverse merger recapitalization (in Shares) | shares	[1]	2,249,350
Conversion of rights to Class A ordinary shares upon the reverse merger recapitalization
Conversion of rights to Class A ordinary shares upon the reverse merger recapitalization (in Shares) | shares	[1]	602,000
Issuance of Class A ordinary shares to underwriter and advisors		¥ 18,713									18,713
Issuance of Class A ordinary shares to underwriter and advisors (in Shares) | shares	[1]	533,000
Issuance of Class A ordinary shares for BeeLive Acquisition		¥ 175,000									175,000
Issuance of Class A ordinary shares for BeeLive Acquisition (in Shares) | shares	[1]	3,786,719
Shares to be issued for achievement of earnout target					200,100						200,100
Net income							176,100				176,100
Foreign currency translation adjustments								14,802			14,802
Appropriation to statutory reserves						6,293	(6,293)
Balance at Dec. 31, 2020		¥ (96,349)			200,100	18,352	322,610	14,802			459,515
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	27,037,302
Shares to be issued for achievement of earnout target					128,119						128,119
Net income							170,012				170,012
Issuance of shares for achievement of earnout target		¥ 200,100			(200,100)
Issuance of shares for achievement of earnout target (in Shares) | shares	[1]	3,540,960
Issuance shares for private placement		¥ 4,177									4,177
Issuance shares for private placement (in Shares) | shares	[1]	108,230
Exercise of warrants		¥ 4,340									¥ 4,340
Exercise of warrants (in Shares) | shares		48,149	[1]								96,300	96,300
Exercise of Unit Purchase Option		¥ 9,112									¥ 9,112
Exercise of Unit Purchase Option (in Shares) | shares	[1]	110,000
Share base compensation		¥ 31,857									31,857
Foreign currency translation adjustments								2,313			2,313
Appropriation to statutory reserves						13,423	(13,423)
Balance at Dec. 31, 2021		¥ 153,237			128,119	31,775	479,199	17,115			809,445
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	30,844,641
Shares to be issued for achievement of earnout target					13,106						13,106
Shares to be issued for Weiliantong Acquisition					20,817						20,817	$ 3,018
Treasury stocks				¥ (16,482)						¥ (16,482)
Treasury stocks (in Shares) | shares	[1]			(794,120)
Net income							193,333		1,892		195,225	28,306
Issuance of shares for achievement of earnout target		¥ 128,119			(128,119)
Issuance of shares for achievement of earnout target (in Shares) | shares	[1]	3,540,960
Shares issued for Weiliantong Acquisition		¥ 127,466									127,466
Shares issued for Weiliantong Acquisition (in Shares) | shares	[1]	3,898,511
Share base compensation		¥ 11,954									11,954
Share base compensation (in Shares) | shares	[1]	1,325,614
Foreign currency translation adjustments								955			955
Appropriation to statutory reserves						7,433	(7,433)
Balance at Dec. 31, 2022		¥ 420,776		¥ (16,482)	33,923	39,208	665,099	18,070	1,892		1,162,486	$ 168,546
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	39,609,726		(794,120)
Balance		¥ 61,007		¥ (2,390)	¥ 4,918	¥ 5,685	¥ 96,430	¥ 2,622	¥ 274		¥ 168,546
Balance (in Shares) | shares	[1]	39,609,726		(794,120)

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.